Document and Entity Information	Jul. 05, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 05, 2025
Entity Registrant Name	FUNKO, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38274
Entity Tax Identification Number	35-2593276
Entity Address Address Line 1	2802 Wetmore Avenue
Entity Address City Or Town	Everett
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98201
City Area Code	425
Local Phone Number	783-3616
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	FNKO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A amends Item 5.02 of the Current Report on Form 8-K (the “Original Form 8-K”) filed by Funko, Inc. (the “Company”) with the Securities and Exchange Commission (the “SEC”) on July 7, 2025. Except for the additional information described below, nothing disclosed in the Original Form 8-K has changed.
Entity Central Index Key	0001704711